MARKETABLE SECURITIES (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the period	$ 56,662
Additions	2,551	59,407	71,783
Sale or maturity	(23,773)		(15,092)
Changes in fair value during the period	79	$ 436	(29)
Balance at end of the period	$ 35,519		$ 56,662